Trade Receivables, Other Receivables and Prepayments (Details) - Schedule of Trade Receivables - Trade receivables [Member] - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Schedule of Trade Receivables [Abstract]
Trade receivables	$ 402,820	$ 37,487
Bad debt provision for trade receivables		(37,487)
Trade receivables, net	$ 402,820